Commitments and Contingencies (Contractual Obligation) (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Contractual Obligation [Line Items]
2026	$ 17,422
2027	1,572
2028	1,103
2029	0
2030	0
Thereafter	0
Total Payments Required	20,097
Purchase of content and services [Member]
Contractual Obligation [Line Items]
2026	8,558
2027	690
2028	5
2029	0
2030	0
Thereafter	0
Total Payments Required	9,253
Purchase of bandwidth [Member]
Contractual Obligation [Line Items]
2026	4,756
2027	0
2028	0
2029	0
2030	0
Thereafter	0
Total Payments Required	4,756
Royalties and expenditures for licensed content of games [Member]
Contractual Obligation [Line Items]
2026	1,423
2027	712
2028	1,067
2029	0
2030	0
Thereafter	0
Total Payments Required	3,202
Operating lease obligations [Member]
Contractual Obligation [Line Items]
2026	2,497
2027	110
2028	31
2029	0
2030	0
Thereafter	0
Total Payments Required	2,638
Others [Member]
Contractual Obligation [Line Items]
2026	188
2027	60
2028	0
2029	0
2030	0
Thereafter	0
Total Payments Required	$ 248